Exploration, evaluation and intangible assets	12 Months Ended
Dec. 31, 2017
Exploration Evaluation And Intangible Assets
Exploration, evaluation and intangible assets
11.	Exploration, evaluation and intangible assets

(a)	The composition and movement of this caption as of the date of the consolidated statements of financial position is presented below:

S/(000)

Cost
As of January 1, 2016	89,829
Additions (b)	10,619
Transfers, note 10	(1,372)
Assets held for distribution, note 1.1	(47,630)
As of December 31, 2016	51,446
Additions	1,384
Transfers, note 10	4,419

As of December 31, 2017	57,249

Accumulated amortization
As of January 1, 2016	7,967
Additions	451
As of December 31, 2016	8,418
Additions	1,437
Transfers, note 10	509

As of December 31, 2017	10,364

Impairment, note 1.2	33,469

Net value
As of December 31, 2016	43,028

As of December 31, 2017	13,416

(b)	As of December 31, 2017, the exploration and evaluation assets mainly include capital expenditures related to the coal project and to others minor projects related to the cement business. As of December 31, 2016, mainly include S/33,469,000 related to the brine project, and S/9,559,000 related to others minor projects.

(c)	During 2017, the Group recognized an impairment in the brine project, and the Group wrote-off exploration and evaluation assets for S/33,469,000. See note 1.2.

As of December 31, 2016, the Group evaluated the conditions of use of the projects related to mining exploration and evaluation costs and did not find any indication of impairment.